As filed with the Securities and Exchange Commission on January 27, 2009
                                                                  Registration Nos. 33-54126
                                     811-07332
______________________________________________________________________________________
                                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, DC  20549

                                              FORM N-1A

                                     REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933               ☒

            Pre-Effective Amendment No.                                         ☐

            Post-Effective Amendment No. 69                                  ☒

                                and

                     REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940  ☒

                         Amendment No. 73                                                  ☒
                        _______________________________

                                BARCLAYS GLOBAL INVESTORS FUNDS
                      (Exact Name of Registrant as Specified in Charter)

                                           400 Howard Street
                          San Francisco, CA 94105
                       (Address of Principal Executive Offices)

                                  Registrant’s Telephone Number: 1-877-244-1544
                      _______________________________

                                     c/o State Street Bank and Trust Company
                          200 Clarendon Street
                           Boston, MA 02116
                        (Name and Address of Agent for Service)
                      _______________________________

                                           With a copy to:

                                          Leonard A. Pierce
                      Wilmer Cutler Pickering Hale and Dorr LLP
                            60 State Street
                          Boston, MA 02109
                       _______________________________

It is proposed that this filing will become effective (check appropriate box)

☐           immediately upon filing pursuant to paragraph (b)
☒           on February 4, 2009  pursuant to paragraph (b)
☐           60 days after filing pursuant to paragraph (a)(1)
☐           on - pursuant to paragraph (a)(1) of Rule 485
☐           75 days after filing pursuant to paragraph (a)(2)
☐           on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☒	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.
Explanatory Note

This Post-Effective Amendment No. 69 under the Securities Act of 1933, as amended (the “Securities Act”) (Amendment No. 73 under the Investment Company Act of 1940, as amended (the “1940 Act”)) to the registration statement on Form N-1A (the “Registration Statement”) of Barclays Global Investors Funds (the “Registrant”) is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act solely for the purpose of delaying, until February 4, 2009, the effectiveness of Post-Effective Amendment No. 67 under the Securities Act (Amendment No. 71 under the 1940 Act) to the Registrant’s Registration Statement, filed on November 21, 2008 pursuant to paragraph (a) of Rule 485 under the Securities Act.  The effectiveness of Post-Effective Amendment No. 67 to the Registrant’s Registration Statement was delayed in Post-Effective Amendment No. 68 on January 16, 2009 pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act.

This Post-Effective Amendment No. 69 incorporates by reference the information contained in Parts A, B and C of Post-Effective Amendment No. 67 to the Registrant’s Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended ("Securities Act"), and the Investment Company Act of 1940, as amended, Barclays Global Investors Funds (the "Registrant") certifies that it meets all the requirements for the effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act and duly caused this Post-Effective Amendment No. 69 to the Registration Statement on Form N-1A of the Registrant, to be signed on behalf of the Registrant by the undersigned, thereto duly authorized, in the City of San Francisco, State of California on the 27th  day of January, 2009.

BARCLAYS GLOBAL INVESTORS FUNDS

By   /s/ Jack Gee
         Jack Gee
  Treasurer
 (Chief Financial Officer)

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 69 to the Registration Statement on Form N-1A of the Registrant has been signed below by the following persons in the capacities and on the dates indicated:

Signature                                                                                        Title                                                                Date

*
____________________________                                                                                                                Trustee and President                    January 27, 2009
H. Michael Williams                                                                                                                                              (Chief Executive Officer)

*
____________________________                                                                                                                 Trustee                                January 27, 2009
Mary G.F. Bitterman

*
____________________________                                                                                                                 Trustee                                January 27, 2009
A. John Gambs

*
____________________________                                                                                                                 Trustee                                January 27, 2009
Hayne E. Leland

*
____________________________                                                                                                                 Trustee                                January 27, 2009
Jeffrey M. Lyons

*
____________________________                                                                                                                 Trustee                                January 27, 2009
Lee T. Kranefuss

*

____________________________                                                                                                                 Trustee                                January 27, 2009
Wendy Paskin-Jordan

        *
____________________________                                                                                                                Trustee                                                                  January 27, 2009
Leo Soong

/s/ Jack Gee
Jack Gee                                                                                          Treasurer
                                   (Chief Financial Officer)                                       January 27, 2009

By: /s/ Geoffrey D. Flynn
      Geoffrey D. Flynn *

*	As Attorney-in-Fact pursuant to the powers of attorney as filed December 27, 2007.